Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 5) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Number Outstanding (in shares)	2,689,252	2,752,961
Weighted Average Remaining Contract Life	8 years 6 months 29 days	7 years 4 months 28 days
Weighted Average Exercise Prices (in dollars per share)	$ 0.91	$ 1.14
Options Exercisable
Number Exercisable (in shares)	1,019,299	1,109,670
Weighted Average Exercise Price (in dollars per share)	$ 0.43	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Total intrinsic value of options exercised	$ 82,000	$ 126,000	$ 676,000	$ 0
Total compensation costs not yet recognized	$ 2,500,000	$ 2,900,000
Average remaining amortization period for recognition of expense	3 years 3 months 4 days	3 years 26 days
$0.05 - $0.35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, low end of range (in dollars per share)	$ 0.05
Exercise prices, high end of range (in dollars per share)	$ 0.35
Options Outstanding
Number Outstanding (in shares)	1,548,252
Weighted Average Remaining Contract Life	7 years 9 months 29 days
Weighted Average Exercise Prices (in dollars per share)	$ 0.21
Options Exercisable
Number Exercisable (in shares)	829,925
Weighted Average Exercise Price (in dollars per share)	$ 0.17
$1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, high end of range (in dollars per share)	$ 1.00
Options Outstanding
Number Outstanding (in shares)	130,000
Weighted Average Remaining Contract Life	8 years 10 months 13 days
Weighted Average Exercise Prices (in dollars per share)	$ 1.00
Options Exercisable
Number Exercisable (in shares)	64,374
Weighted Average Exercise Price (in dollars per share)	$ 1.00
$1.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, high end of range (in dollars per share)	$ 1.85
Options Outstanding
Number Outstanding (in shares)	881,000
Weighted Average Remaining Contract Life	9 years 7 months 28 days
Weighted Average Exercise Prices (in dollars per share)	$ 1.85
Options Exercisable
Number Exercisable (in shares)	125,000
Weighted Average Exercise Price (in dollars per share)	$ 1.85
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise prices, high end of range (in dollars per share)	$ 2.75
Options Outstanding
Number Outstanding (in shares)	130,000
Weighted Average Remaining Contract Life	9 years 11 months 12 days
Weighted Average Exercise Prices (in dollars per share)	$ 2.75